Fair Values (Tables)	12 Months Ended
Dec. 31, 2018
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Schedule of financial assets and liabilities measured on a recurring basis
The following table presents assets and liabilities measured at fair value on a recurring basis:

Fair Value Measurements at December 31, 2018 using:
(In thousands)	Level 1	Level 2	Level 3	Balance at December 31, 2018
Assets
Investment securities:
U.S. Government sponsored entities’ asset-backed securities	—	1,003,421	—	1,003,421
Equity securities	1,225	—	424	1,649
Mortgage loans held for sale	—	4,158	—	4,158
Mortgage IRLCs	—	87	—	87

Liabilities
Fair value swap	$—	$—	$226	$226

Fair Value Measurements at December 31, 2017 using:
(In thousands)	Level 1	Level 2	Level 3	Balance at December 31, 2017
Assets
Investment securities:
Obligations of U.S. Treasury and other U.S. Government sponsored entities	$—	$242,720	$—	$242,720
U.S. Government sponsored entities’ asset-backed securities	—	849,161	—	849,161
Equity securities	1,518	—	417	1,935
Mortgage loans held for sale	—	4,148	—	4,148
Mortgage IRLCs	—	94	—	94

Liabilities
Fair value swap	$—	$—	$226	$226

Schedule of reconciliation of level 3 input for financial instruments measured on recurring basis
The table below is a reconciliation of the beginning and ending balances of the Level 3 inputs for the years ended December 31, 2018 and 2017, for financial instruments measured on a recurring basis and classified as Level 3:

Level 3 Fair Value Measurements
(In thousands)	Equity Securities	Fair Value Swap
Balance at January 1, 2018	$417	$(226)
Total Gains (Losses)
Included in other income	7	—
Balance at December 31, 2018	$424	$(226)

Balance at January 1, 2017	$790	$(226)
Total Gains (Losses)
Included in other comprehensive income	6	—
Transfers out of Level 3 (1)	(346)	—
Purchases, sales, issuances and settlements, other, net	(33)	—
Balance at December 31, 2017	$417	$(226)

Schedule of assets and liabilities measured at fair value on a nonrecurring basis

Fair Value Measurements at December 31, 2018 Using:
(In thousands)	Level 1	Level 2	Level 3	Balance at December 31, 2018
Impaired loans recorded at fair value:
Commercial real estate	$—	$—	$4,059	$4,059
Construction real estate	—	—	1,635	1,635
Residential real estate	—	—	705	705
Total impaired loans recorded at fair value	$—	$—	$6,399	$6,399

Mortgage servicing rights	$—	$1,169	$—	$1,169

OREO recorded at fair value:
Commercial real estate	—	—	2,295	2,295
Construction real estate	—	—	729	729
Residential real estate	—	—	650	650
Total OREO recorded at fair value	$—	$—	$3,674	$3,674

Other repossessed assets	$—	$—	$3,464	$3,464

Fair Value Measurements at December 31, 2017 Using:
(In thousands)	Level 1	Level 2	Level 3	Balance at December 31, 2017
Impaired loans recorded at fair value:
Commercial real estate	$—	$—	$2,735	$2,735
Construction real estate	—	—	127	127
Residential real estate	—	—	712	712
Total impaired loans recorded at fair value	$—	$—	$3,574	$3,574
MSRs	$—	$7,316	$—	$7,316
OREO recorded at fair value:
Commercial real estate	—	—	2,295	2,295
Construction real estate	—	—	3,204	3,204
Residential real estate	—	—	1,021	1,021
Total OREO recorded at fair value	$—	$—	$6,520	$6,520

Schedule of qualitative information about Level 3 fair value measurements for financial instruments measured at fair value on a non-recurring basis

The following tables present quantitative information about Level 3 fair value measurements for financial instruments measured at fair value on a non-recurring basis at December 31, 2018 and December 31, 2017:

December 31, 2018
(In thousands)	Fair Value	Valuation Technique	Unobservable Input(s)	Range (Weighted Average)
Impaired loans:
Commercial real estate	$4,059	Sales comparison approach	Adj to comparables	0.0% - 107.5% (31.1%)
		Income approach	Capitalization rate	9.5% - 10.8% (10.6%)
		Cost approach	Accumulated depreciation	4.2% - 90.1% (11.0%)

Construction real estate	$1,635	Sales comparison approach	Adj to comparables	5.0% - 90.0% (26.1%)

Residential real estate	$705	Sales comparison approach	Adj to comparables	0.0% - 40.0% (13.2%)
		Income approach	Capitalization rate	10.5% (10.5%)

Other real estate owned:
Commercial real estate	$2,295	Sales comparison approach	Adj to comparables	0.9% - 68.4% (34.7%)
		Income approach	Capitalization rate	13.0% (13.0%)

Construction real estate	$729	Sales comparison approach	Adj to comparables	0.0% - 45.0% (21.7%)

Residential real estate	$650	Sales comparison approach	Adj to comparables	30.4% - 54.6% (42.5%)

December 31, 2017
(In thousands)	Fair Value	Valuation Technique	Unobservable Input(s)	Range (Weighted Average)
Impaired loans:
Commercial real estate	$2,735	Sales comparison approach	Adj to comparables	0.0% - 90.0% (22.7%)
		Income approach	Capitalization rate	9.0% - 11.0% (9.9%)
		Cost approach	Accumulated depreciation	90.1% (90.1%)

Construction real estate	$127	Sales comparison approach	Adj to comparables	0.0% - 4.8% (2.4%)

Residential real estate	$712	Sales comparison approach	Adj to comparables	0.3% - 33.0% (12.5%)
		Income approach	Capitalization rate	10.5% (10.5%)

Other real estate owned:
Commercial real estate	$2,295	Sales comparison approach	Adj to comparables	0.9% - 68.4% (34.7%)
		Income approach	Capitalization rate	13.0% (13.0%)

Construction real estate	$3,204	Sales comparison approach	Adj to comparables	0.0% - 90.0% (24.5%)
		Bulk sale approach	Discount rate	15.0% (15.0%)

Residential real estate	$1,021	Sales comparison approach	Adj to comparables	1.2% - 79.7% (31.8%)

Fair value, by balance sheet grouping
The fair value of financial instruments at December 31, 2018 and December 31, 2017, was as follows:

	December 31, 2018
		Fair Value Measurements
(In thousands)	Carrying value	Level 1	Level 2	Level 3	Total fair value
Financial assets:
Cash and money market instruments	$167,214	$167,214	$—	$—	$167,214
Investment securities (1)	1,355,229	—	1,354,843	—	1,354,843
Other investment securities (2)	1,649	1,225	—	424	1,649

Mortgage loans held for sale	4,158	—	4,158	—	4,158
Mortgage IRLCs	87	—	87	—	87
Impaired loans carried at fair value	6,399	—	—	6,399	6,399
Other loans, net (3)	5,629,976	—	—	5,570,136	5,570,136
Loans receivable, net	$5,640,620	$—	$4,245	$5,576,535	$5,580,780

Financial liabilities:
Time deposits	1,043,177	—	1,044,620	—	1,044,620
Other	1,267	1,267	—	—	1,267
Total deposits	$1,044,444	$1,267	$1,044,620	$—	$1,045,887

Short-term borrowings	$221,966	$—	$221,966	$—	$221,966
Long-term debt	400,000	—	400,203	—	400,203
Subordinated notes	15,000	—	12,959	—	12,959

Derivative financial instruments:
Fair value swap	$226	$—	$—	$226	$226
(1) Includes AFS debt securities and HTM debt securities.
(2) Excludes FHLB stock and FRB stock which are carried at their respective redemption values. Additionally, excludes investment securities accounted for at modified cost, as these investment securities do not have a readily determinable fair value.
(3) Fair value calculated using an exit price notion consistent with Topic 820, Fair Value Measurement.

	December 31, 2017
		Fair Value Measurements
(In thousands)	Carrying value	Level 1	Level 2	Level 3	Total fair value
Financial assets:
Cash and money market instruments	$169,112	$169,112	$—	$—	$169,112
Investment securities (1)	1,449,078	—	1,455,660	—	1,455,660
Other investment securities (2)	1,935	1,518	—	417	1,935

Loans held for sale	4,148	—	4,148	—	4,148
Mortgage IRLCs	94	—	94	—	94
Impaired loans carried at fair value	3,574	—	—	3,574	3,574
Other loans, net	5,314,679	—	—	5,247,021	5,247,021
Loans receivable, net	$5,322,495	$—	$4,242	$5,250,595	$5,254,837

Financial liabilities:
Time deposits	1,033,476	—	1,035,093	—	1,035,093
Other	1,269	1,269	—	—	1,269
Total deposits	$1,034,745	$1,269	$1,035,093	$—	$1,036,362

Short-term borrowings	$391,289	$—	$391,289	$—	$391,289
Long-term debt	500,000	—	504,503	—	504,503
Subordinated notes	15,000	—	13,370	—	13,370

Derivative financial instruments:
Fair value swap	$226	$—	$—	$226	$226

(1) Includes AFS debt securities and HTM debt securities.
(2) Excludes FHLB stock and FRB stock which are carried at their respective redemption values. Additionally, excludes investment securities accounted for at modified cost, as these investment securities do not have a readily determinable fair value.

Impaired Financing Receivables [Table Text Block]

	December 31, 2018
(In thousands)	Recorded Investment	Prior Charge-Offs	Specific Valuation Allowance	Carrying Balance
Impaired loans recorded at fair value	$6,503	$3,630	$104	$6,399
Remaining impaired loans	41,641	7,616	2,169	39,472
Total impaired loans	$48,144	$11,246	$2,273	$45,871

	December 31, 2017
(In thousands)	Recorded Investment	Prior Charge-Offs	Specific Valuation Allowance	Carrying Balance
Impaired loans recorded at fair value	$3,577	$2,780	$3	$3,574
Remaining impaired loans	52,987	7,260	681	52,306
Total impaired loans	$56,564	$10,040	$684	$55,880